Amerigo Fund
RISK/RETURN
Investment Objective:
The investment objective is long-term growth of capital without regard to current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Amerigo Fund	Amerigo Class C	Amerigo Class N
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Amerigo Fund		Amerigo Class C	Amerigo Class N
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		1.00%	none
Other Expenses		0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.26%	0.26%
Total Annual Fund Operating Expenses		2.43%	1.43%
Fee waiver and Expense Reimbursements	[2]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver		2.41%	1.41%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 2012, so that Class N Share and Class C Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% and 2.15% of average daily net assets; respectively. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Amerigo Fund (USD $)	1	3	5	10
Amerigo Class C	344	756	1,294	2,765
Amerigo Class N	144	450	780	1,711

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Amerigo Fund (USD $)	1	3	5	10
Amerigo Class C	244	756	1,294	2,765
Amerigo Class N	144	450	780	1,711

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53 % of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as "Underlying Funds."  The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

  Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation.  The Underlying Funds used by the Fund in its allocations consist primarily of ETFs.  The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, fundamental research and the cost and liquidity of the Underlying Fund.  These investments may include smaller and medium capitalization companies.

  Although the Fund does not seek current income, it may invest up to 20% of its total assets in long, medium, or short-term bonds and other fixed income securities of any credit quality(including "junk bonds"), or Underlying Funds that invest in these securities, whenever CLS believes these investments offer a potential for capital appreciation.  Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels similar to those of the S&P 500 Index.  The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks.  CLS seeks to control risk within a given range by estimating the cumulative risk of the Fund's investments and keeping it near that of the S&P 500 Index.  The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data.  The volatility of the asset has the largest impact on the risk measurement.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.  When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income.  CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities.  CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to June 5, 2000 is that of the CLS Amerigo Fund, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 201 1 was 4.65%. During the period shown in the bar chart, the highest return for a quarter was 20.66% (quarter ended June 30, 2009) and the lowest return for a quarter was (25.50)% (quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2010)
Average Annual Total Returns Amerigo Fund		1 Year	5 Years	10 Years	Inception Date
Amerigo Class N	[1]	15.75%	3.57%	3.21%
Amerigo Class N After Taxes on Distributions	[1][2]	15.68%	2.67%	2.55%
Amerigo Class N After Taxes on Distributions and Sales	[1][2]	10.33%	2.84%	2.56%
S&P 500™ Index		15.06%	2.29%	1.41%
Amerigo Class C		13.59%	2.54%	2.31%	Jul. 13, 2000
[1]	Class N Shares have lower expenses than Class C Shares of the Amerigo Fund, and unlike Class C Shares, are not subject to any contingent deferred sales charge.
[2]	After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio. After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Clermont Fund
RISK/RETURN
Investment Objective:
The investment objective is a combination of current income and growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Clermont Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.21%
Total Annual Fund Operating Expenses		1.44%
Fee Waiver	[2]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver		1.36%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1	3	5	10
Clermont Fund	138	448	779	1,717

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as "Underlying Funds."  The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

  Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation.  The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund.  These investments may include smaller and medium capitalization companies.

  Investing at least 20% of its total assets in long, medium, or short-term bonds and other fixed income securities of any credit qualities (including "junk bonds"), or Underlying Funds that invest in these securities, in order to maximize the Fund's total return, or in individual securities that may provide current income. Total Return refers to the annual total return on an investment including appreciation and dividends or interest.  Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels similar to the combined risk of an allocation of 45% equities and 55% in short to intermediate government bonds. The actual Fund investment in underlying equity or bond funds typically range from 35% to 65% of the Fund’s assets either way, with a minimum of 20% in bonds.  CLS seeks to control risk within a given range by estimating the risk of the Fund's investments and keeping 45% near that of the S&P 500 Index and 55% near that of the Barclays Capital U.S. 1-5 Year Government/Credit Bond Index.  The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks.  The Barclays Capital U.S. 1-5 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities.  The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data. The volatility of the asset has the largest impact on the risk measurement.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.  When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income.  CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities.  CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to June 5, 2000 is that of the CLS Clermont Fund, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 201 1 was 3.83%. During the period shown in the bar chart, the highest return for a quarter was 13.32% (quarter ended June 30, 2009) and the lowest return for a quarter was (13.93)% (quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns		1 Year	5 Years	10 Years
Clermont Fund		11.78%	2.15%	1.83%
Clermont Fund After Taxes on Distributions	[1]	11.07%	1.24%	1.04%
Clermont Fund After Taxes on Distributions and Sales	[1]	7.91%	1.50%	1.22%
Clermont Fund S&P 500™ Index		15.06%	2.29%	1.41%
Clermont Fund Barclays Capital U.S. 1-5 Year Government/Credit Bond Index		8.47%	5.98%	6.55%
[1]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Select Allocation Fund
RISK/RETURN
Investment Objective:
The investment objective is total return, consisting of capital growth and income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Select Allocation Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.27%
Total Annual Fund Operating Expenses		1.52%
Fee Waiver	[2]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.42%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1	3	5	10
Select Allocation Fund	145	470	819	1,804

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26 % of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as "Underlying Funds."  The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

  Investing primarily in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation.   While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in Underlying Funds or other securities that seek capital appreciation or growth. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund.  These investments may include smaller and medium capitalization companies.

  Investing up to 65% of its total assets in Underlying Funds that seek total return, or directly or indirectly in fixed income securities of any credit quality (including "junk bonds") and maturity, whenever CLS believes these investments offer a potential for total return.  Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels similar to the combined risk of an equity allocation between 70% and 80% equities and the remainder in short to intermediate government bonds. CLS seeks to control risk within such ranges by estimating the overall risk of the Fund's investments and keeping it near an equivalent risk of a portfolio comprised of 75% of the S&P 500 Index and 25% of the Barclays Capital U.S. 1-5 Year Government/Credit Bond Index.  The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks. The Barclays Capital U.S. 1-5 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The actual investment of the Fund’s assets may range from 35% to 100% in underlying equity funds and 0% to 65% in underlying bond funds, but typically will be in the middle third of such ranges. The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data.  For example, a high yield bond fund holding may have greater volatility than some equity fund holdings.  The historical volatility and the risk analysis are weighted relatively equally in gauging the risk of any position.  Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.  When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income.  CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities.  CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk:   The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund (formerly known as the Berolina Fund) by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 201 1 was 3.87% . During the period shown in the bar chart, the highest return for a quarter was 20.07% (quarter ended June 30, 2009) and the lowest return for a quarter was (24.34)% (quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns		1 Year	Since Inception		Inception Date
Select Allocation Fund		14.31%	2.02%	[1]	Jan. 27, 2006
Select Allocation Fund After Taxes on Distributions	[2]	13.90%	1.33%	[1]
Select Allocation Fund After Taxes on Distributions and Sales	[2]	9.58%	1.44%	[1]
Select Allocation Fund S&P 500™ Index		15.06%	1.73%	[1]
Select Allocation Fund Barclays Capital U.S. 1-5 Year Government/Credit Bond Index		8.47%	6.11%	[1]
[1]	The Fund commenced operations on January 27, 2006.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Descartes Fund
RISK/RETURN
Investment Objective:
The investment objective is long-term growth of capital without regard to current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Descartes Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.32%
Total Annual Fund Operating Expenses		1.58%
Fee Waiver	[2]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver		1.47%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1	3	5	10
Descartes Fund	150	488	850	1,869

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 2 5 % of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as "Underlying Funds."  The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

  Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation.  The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund.  These investments may include smaller and medium capitalization companies.

  The Fund utilizes a quantitative strategy that may tilt its portfolio toward “value” stocks instead of a diversified market index. The Fund’s quantitative strategy analyzes how closely the performance of asset classes is related and seeks to add value through asset class selection. Because, historically, value indices have had a less direct relationship to one another than growth indices, the portfolio may tend to hold higher allocations in value than growth securities over a full market cycle. The quantitative strategy utilizes complex statistical techniques to build a risk controlled portfolio. CLS seeks to exploit opportunities that arise when asset classes become mis-valued while maintaining risk controls by shifting allocations from asset classes CLS considers to be overvalued to asset classes CLS considers to be undervalued. Through a disciplined and systematic evaluation process utilizing statistical measures such as standard deviation, correlation and co-variances, this process seeks to identify over and undervalued asset classes and takes positions versus benchmark asset class weights.

  Although the Fund does not seek current income, it may invest up to 30% of its total assets in fixed income securities such as government bonds, government agency bonds, and corporate bonds, of any credit quality (including "junk bonds") and maturity, or Underlying Funds that invest in these securities, whenever CLS believes these investments offer a potential for capital appreciation.  Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels slightly less than the S&P 500 Index. The S&P 500 Index is an unmanaged Index made up of 500 blue chip stocks.   The Fund typically will invest in Underlying Funds that invest in equities, but may invest up to 30% of the Fund net assets in fixed income securities as described above. CLS seeks to control risk within a given range by estimating the cumulative risk of the underlying holdings and keeping it slightly less than the S&P 500 Index. The risk of an asset is based on its volatility, correlation with other assets, long-term performance, valuations, and other financial and economic data. The volatility and correlation of the asset relative to other investments have the largest impact on the risk measurement.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.  When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income.  CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities.  CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time.  The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets.  The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Value Strategy Risk:  At times, "value" investing may perform worse than the overall stock market or other investment styles.  For example, value stocks may be out of favor for certain periods in relation to growth stocks.  Additionally, if CLS overestimates the value or return potential of one or more securities, the Fund may underperform the general equity market.  The market may not agree with CLS's determination that a stock is undervalued, and the stock’s price may not increase to what CLS believes is its full value. It may even decrease in value. During these periods, the Fund's relative performance may suffer.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 201 1 was 4.71%. During the period shown in the bar chart, the highest return for a quarter was 21.01% (quarter ended June 30, 2009) and the lowest return for a quarter was (23.36)% (quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns		1 Year	Since Inception		Inception Date
Descartes Fund		15.84%	2.35%	[1]	Apr. 19, 2006
Descartes Fund After Taxes on Distributions	[2]	15.73%	2.09%	[1]
Descartes Fund After Taxes on Distributions and Sales	[2]	10.43%	1.96%	[1]
Descartes Fund Russell 1000 Value Index	[3]	15.51%	(0.26%)	[1]
Descartes Fund S&P 500 Index		15.06%	1.28%	[1]
Descartes Fund Barclays Capital U.S. 1-5 Year Government/Credit Bond Index		8.47%	6.76%	[1]
[1]	The Descartes Fund commenced operations on April 19, 2006.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	CLS has elected to change the benchmark comparison for this Fund. Going forward, the S&P 500 Index will be used as the primary broad-based benchmark. The Russell 1000 Value Index will continue to be shown with the S&P 500 Index information for a period of one year.

Liahona Fund
RISK/RETURN
Investment Objective:
The investment objective is growth of capital and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Liahona Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.29%
Total Annual Fund Operating Expenses		1.53%
Fee Waiver	[2]	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver		1.44%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The one-year fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1	3	5	10
Liahona Fund	147	475	826	1,816

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22 % of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as "Underlying Funds."  The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

  Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities such as government bonds, corporate bonds, government agency bonds, and common stock that may provide capital appreciation.  The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund.  These investments may include smaller and medium capitalization companies.

  The Fund utilizes a quantitative strategy that may tilt its portfolio toward “value” stocks instead of a diversified market index. The Fund’s quantitative strategy analyzes how closely the performance of asset classes is related and seeks to add value through asset class selection. Because, historically, value indices have had a less direct relationship to one another than growth indices, the portfolio may tend to hold higher allocations in value than growth securities over a full market cycle. The quantitative strategy utilizes complex statistical techniques to build a risk controlled portfolio. CLS seeks to exploit opportunities that arise when asset classes become mis-valued while maintaining risk controls by shifting allocations from asset classes CLS considers to be overvalued to asset classes CLS considers to be undervalued. Through a disciplined and systematic evaluation process utilizing statistical measures such as standard deviation, correlation and co-variances, this process identifies over and undervalued asset classes and takes positions versus benchmark asset class weights.

  Investing at least 10% of its total assets in Underlying Funds that seek current income, or other securities such as government bonds, corporate bonds and government agency bonds that invest in, long, medium, or short-term bonds and other fixed income securities of any credit quality (including "junk bonds") and maturity in order to maximize the Fund's current income, or in individual securities that may provide current income. While the Fund does emphasize holding periods of over one-year, the fixed income securities will normally generate taxable income.  Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels similar to the combined risk of an allocation of 65% equities and 35% in short to intermediate government bonds. The actual Fund investment in underlying equity funds typically will range from 50% to 85% of the Fund’s assets, with a minimum of 10% in bonds.  CLS seeks to control risk within a given range by estimating the risk of the Fund's investments and keeping it near risk equal to 65% of the S&P 500 Index and 35% of the Barclays Capital U.S. 1-5 Year Government/Credit Bond Index. The S&P 500 Index is an unmanaged Index made up of 500 blue chip stocks. The Barclays Capital U.S. 1-5 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The risk of an asset is based on its volatility, correlation with other assets, long-term performance, valuations, and other financial and economic data. The volatility and correlation of the asset relative to other investments have the largest impact on the risk measurement.  Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.  When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income.  CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities.  CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.   YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Value Strategy Risk:  At times, "value" investing may perform worse than the overall stock market or other investment styles.  For example, value stocks may be out of favor for certain periods in relation to growth stocks.  Additionally, if CLS overestimates the value or return potential of one or more securities, the Fund may underperform the general equity market.  The market may not agree with CLS's determination that a stock is undervalued, and the stock’s price may not increase to what CLS believes is its full value.  It may even decrease in value. During these periods, the Fund's relative performance may suffer.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31 ,

The year-to-date return of Class N Shares for the six-month period ended June 30, 201 1 was 4.49%.  During the period shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended June 30, 2009) and the lowest return for a quarter was (15.07)% (quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns		1 Year	Since Inception		Inception Date
Liahona Fund		13.27%	1.52%	[1]	Apr. 19, 2006
Liahona Fund After Taxes on Distributions	[2]	12.96%	1.08%	[1]
Liahona Fund After Taxes on Distributions and Sales	[2]	8.80%	1.13%	[1]
Liahona Fund Russell 1000 Value Index	[3]	15.51%	(0.26%)	[1]
Liahona Fund S&P 500 Index		15.06%	1.28%	[1]
Liahona Fund Barclays Capital U.S. 1-5 Year Government/Credit Bond Index		8.47%	6.76%	[1]
[1]	The Liahona Fund commenced operations April 19, 2006.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	CLS has elected to change the benchmark comparison for this Fund. Going forward, the S&P 500 Index will be used as the primary broad-based benchmark. The Russell 1000 Value Index will continue to be shown with the S&P 500 Index information for a period of one year.

Reservoir Fund
RISK/RETURN
Investment Objective:
The objective is current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Reservoir Fund		Reservoir Fund Class N	Reservoir Fund Investor Class
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		none	0.20%
Other Expenses		1.70%	1.69%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.12%	0.12%
Total Annual Fund Operating Expenses		2.32%	2.51%
Fee Waiver	[2]	(1.60%)	(1.59%)
Total Annual Fund Operating Expenses After Fee Waiver		0.72%
[1]	This number represents the combined total fees and operating expenses of any investment companies acquired by the Fund ("Underlying Funds") and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights will not include this figure.
[2]	The one-year fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that total annual operating expenses (other than expenses relating to Distribution and/or Service (12b-1 fees), dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds, extraordinary or non-recurring expenses) do not exceed 0.60% of average daily net assets of Class N Shares of and 0.80% of the average daily net assets of Investor Class Shares of the Fund. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Reservoir Fund (USD $)	1	3	5	10
Reservoir Fund Class N	74	570	1,094	2,532
Reservoir Fund Investor Class	94	629	1,192	2,726

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund’s investment adviser, CLS Investments, LLC (“CLS”) and the Fund’s investment sub-adviser, Horizon Investments, LLC ("Horizon") seek to achieve the Fund’s investment objective by using the following investment strategies:

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including U.S. and foreign government bonds, corporate bonds, high yield bonds, index bonds, asset-backed securities, mortgage-backed securities, commercial paper, certificates of deposit, money market, as well as Eurodollar bonds and deposits, unconstrained by debt ratings.  The Fund also may invest up to 20% of the Fund’s net assets in derivatives, including foreign exchange derivatives (such as forwards, non-deliverable forwards and options used to hedge currency risk of non-US Govt. debt held by the Fund), credit default swaps and financial futures and options (financial futures include treasury note futures, bond futures, Eurodollar futures and options on Eurodollar futures). The Fund intends to maintain an average portfolio credit quality of investment grade, although, under extraordinary circumstances, the Fund may invest up to 20% of the Fund’s net assets in below investment grade bonds (rated from BB to CCC by S&P or comparably rated by another nationally recognized statistical rating organization, or “NRSRO”) also known as “high-yield” or “junk bonds.”

Under general supervision of the Fund’s investment adviser, CLS Investments, LLC, Horizon actively manages the portfolio and structures asset allocation along a short-term horizon, generally with an average duration of one to three years.  The portfolio’s allocation to government, agency and mortgage-backed securities will generally range between 0% and 100%.  The portfolio’s allocation to corporate securities will generally range between 0% and 80%. Horizon’s allocation methods are based on historical patterns of risk and return and its management disciplines are biased toward defensive strategies that seek to control downside risk while targeting superior long-term investment results.   Horizon seeks to enhance returns by selecting short to intermediate-term bonds and other investments that offer a potential of higher returns than other cash reserve investments, while setting aside sufficient assets to meet redemptions and income needs of investors.

Horizon buys securities based upon its forecast of both (1) expected return and (2) potential risk.  Expected return is evaluated by taking into account factors such as (i) current yield, (ii) maturity and (iii) yield spread versus similar competing investments.  Potential risk is evaluated by taking into account factors such as (i) probability of default, (ii) magnitude price declines that would be anticipated in a rising interest rate environment and (iii) factors that might decrease liquidity.  Horizon sells securities when more compelling investments are identified using its expected return and potential risk criteria.

Principal Risks of the Fund

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund invests.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

  Debt Securities Risk: When the Fund invests in bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

  Derivatives Risk: The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  When financial derivatives are used, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

  Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

  Issuer-Specific Risk: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that Horizon believes is representative of its full value or that it may even go down in price.

  Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

  Prepayment Risk: Prepayment risk is the risk that the borrower will prepay some or all of the principal owed to the issuer before its scheduled due date. If that happens, the Fund may have to reinvest the prepayments in a less attractive security and this could reduce the Fund's share price and its income distributions.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 2011 was 0.40%.

During the period shown in the bar chart, the highest return for a quarter was 0.20% (quarter ended September 30, 2010) and the lowest return for a quarter was (0.10)% (quarter ended December 31, 2010) .

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns Reservoir Fund		1 Year	Since Inception		Inception Date
Reservoir Fund Class N		none	(0.19%)	[1]	May 29, 2009
Reservoir Fund Class N After Taxes on Distributions	[2]	none	(0.19%)	[1]
Reservoir Fund Class N After Taxes on Distributions and Sales	[2]	none	(0.16%)	[1]
Citigroup 1-Month Treasury Bill		0.12%	0.11%	[1]
[1]	The Reservoir Fund commenced operations on May 29, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Enhanced Income Fund
RISK/RETURN
Investment Objective:
The investment objective is total return, consisting of capital growth and income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Enhanced Income Fund Enhanced Income Fund Class N Shares
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.46%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.43%
Total Annual Fund Operating Expenses		1.79%
Fee Waiver	[2]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver		1.48%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.05% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. (2)Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1	3	5	10
Enhanced Income Fund Enhanced Income Fund Class N Shares	151	533	941	2,080

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86 % of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as "Underlying Funds."  The Fund’s investment adviser, CLS Investments, LLC, seeks to achieve the Fund’s investment objective by using the following investment strategies:

  investing in a diversified portfolio of Underlying Funds.  The Fund invests primarily in equity Underlying Funds based on U.S. companies, indices and sectors, but may invest in Underlying Funds linked to foreign indexes; as well as Underlying Funds linked to fixed income indexes.

  as a hedging technique, investing in ETFs that are inverse to the market (the value of the ETF goes up when the market or a certain sector goes down); and

  writing (selling) exchange traded covered call options with respect to all or a portion of portfolio to generate income as an enhancement to dividends and capital appreciation.

When the Fund sells a covered call option, the purchaser of the option has the right to buy a particular security, including an index-based ETF, at a predetermined price (exercise price) during the life of the option.  The option is "covered" because the Fund owns the security at the time it sells the option.  The income received by the Fund from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.  The Fund generally intends to sell call options that are “out-of-the-money,” meaning that option exercise prices generally will be slightly higher than the current level of the index at the time the options are written.  The options are typically written on equity, fixed income and commodity ETFs.  If a call option becomes “in-the-money” prior to expiration, the portfolio manager determines whether the security should be allowed to be called away or the call option re-purchased and another “out-of-the-money” call option written based on the volatility of the underlying security and the time to expiration.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund offers a better opportunity to achieve the Fund’s objective.  CLS may sell an inverse ETF when it believes that the opportunities for the hedged investment have improved.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Call Option Risk:  When the Fund writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Fund could significantly underperform the market.

Debt Securities Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Underlying Funds that are linked to foreign indexes may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

Inverse Risk: The Fund engages in hedging activities by investing in inverse ETFs.  Inverse ETF’s may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31 ,

The year-to-date return of Class N Shares for the six-month period ended June 30, 2011 was 2.66%. During the period shown in the bar chart, the highest return for a quarter was 5.85% (quarter ended September 30, 2010) and the lowest return for a quarter was (3.95)% (quarter ended June 30, 2010) .

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns Enhanced Income Fund		1 Year	Since Inception		Inception Date
Enhanced Income Fund Class N Shares		7.96%	9.24%	[1]	Oct. 01, 2009
Enhanced Income Fund Class N Shares After Taxes on Distributions	[2]	6.78%	8.18%	[1]
Enhanced Income Fund Class N Shares After Taxes on Distributions and Sales	[2]	5.45%	7.35%	[1]
S&P 500 TR Index		15.06%	19.74%	[1]
[1]	Enhanced Income Fund commenced operations on October 1, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Flexible Income Fund
RISK/RETURN
Investment Objective:
The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Flexible Income Fund Flexible Income Fund Class N Shares
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.36%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.16%
Total Annual Fund Operating Expenses		1.17%
Fee Waiver	[2]	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver		0.96%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 0.80% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1	3	5	10
Flexible Income Fund Flexible Income Fund Class N Shares	98	351	623	1,402

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10 % of the average value of the portfolio.

Principal Investment Strategies of the Fund:

Under normal circumstances, the Fund invests at least 80% of its total assets in a diversified portfolio of fixed income securities, or exchange traded funds (“ETFs”) that invest in fixed income securities.  The Fund’s investment adviser, CLS Investments, LLC, seeks to achieve the Fund’s investment objective by using the following investment strategies:

  Investing primarily in investment grade fixed income securities.  The securities can be of any maturity, and the average portfolio duration of the Fund normally varies from one to six years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

  Investing up to 33% of the Fund’s total assets in lower quality, high-yielding debt securities (commonly referred to as “junk bonds”), including ETFs that invest in junk bonds.  Junk bonds are bonds rated Ba by Moody’s, BB by S&P, or lower.

  Investing up to 25% of the Fund’s total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers, including ETFs that invest in foreign fixed income securities.

Fixed income securities primarily include:

  securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

  corporate debt securities of small and medium capitalization U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises, international agencies or supranational entities.

The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

In selecting securities for the Fund, CLS develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques.  The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on CLS’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.  Corporate debt may be issued by companies of any capitalization.

CLS attempts to identify areas of the bond market that are undervalued relative to the rest of the market. CLS identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Once investment opportunities are identified, CLS will sell securities and shift assets among sectors depending upon changes in relative valuations and credit spreads.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk:  When the Fund invests in fixed income securities or in Underlying Funds that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Inflation-indexed bonds decline in value when real interest rates rise.  Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk:  CLS will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.  If CLS is incorrect in its assessment of the direction of interest rates, the credit worthiness of an issuer, or any other factor that impacts the price of fixed income securities, the Fund’s value may be adversely affected.

Smaller and Medium Issuer Risk:  Investments in securities issued by small and medium capitalization companies (either directly or through ETFs) may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 2011 was 2.47%. During the period shown in the bar chart, the highest return for a quarter was 3.41% (quarter ended September 30, 2010) and the lowest return for a quarter was (0.64)% (quarter ended December 31, 2010) .

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns Flexible Income Fund		1 Year	Since Inception		Inception Date
Flexible Income Fund Class N Shares		6.48%	4.84%	[1]	Oct. 01, 2009
Flexible Income Fund Class N Shares After Taxes on Distributions	[2]	5.30%	3.82%	[1]
Flexible Income Fund Class N Shares After Taxes on Distributions and Sales	[2]	4.21%	3.55%	[1]
Barclays Aggregate Bond Index		6.54%	5.06%	[1],[3]
[1]	Flexible Income Fund commenced operations on October 1, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The average annual total return shown for the Barclays Aggregate Bond Index is since September 30, 2009, which is the date closest to the commencement date of the Flexible Income Fund Class N Shares.

Select Appreciation Fund
RISK/RETURN
Investment Objective:
The investment objective is long-term growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Select Appreciation Fund Select Appreciation Fund Class N Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.35%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.26%
Total Annual Fund Operating Expenses		1.61%
Fee Waiver	[2]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver		1.10%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1	3	5	10
Select Appreciation Fund Select Appreciation Fund Class N Shares	144	488	857	1,894

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was 42 % of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as "Underlying Funds."  The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

  Investing in (i) Underlying Funds that seek capital growth by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital growth or appreciation.  The Underlying Funds used by the Fund in its allocations consist primarily of ETFs.  The Underlying Funds are selected based on their security selection methodology, asset class trend, asset class fundamentals, diversification impact, cost and liquidity.  These investments may include smaller and medium capitalization companies.

  Investing up to 50% of its total assets in Underlying Funds that invest in commodities.

  Using options and futures to obtain additional exposure to the market when CLS believes that a particular asset class, sector, region or country offers superior opportunities for return relative to the risk.

  Although the Fund does not seek current income, it may invest up to 40% of its total assets in long, medium, and short-term bonds and other fixed income securities of varying credit quality, or Underlying Funds that invest in these securities, when CLS believes these investments offer potential for capital appreciation.  CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities.  CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  Because of the varying levels of risk among equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Commodity Risk: The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked Underlying Funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Debt Securities Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Leverage Risk:  The Fund’s use of options and futures is a form of leverage.  Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected. The Fund’s use of leverage may amplify this risk.

Market Risk:  Investments in securities, and derivatives such as options and futures, in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 2011 was 5.06%. During the period shown in the bar chart, the highest return for a quarter was 13.89% (quarter ended September 30, 2010) and the lowest return for a quarter was (11.24)% (quarter ended June 30, 2010) .

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns Select Appreciation Fund		1 Year	Since Inception		Inception Date
Select Appreciation Fund Class N Shares		15.33%	18.69%	[1]	Oct. 01, 2009
Select Appreciation Fund Class N Shares After Taxes on Distributions	[2]	15.24%	18.43%	[1]
Select Appreciation Fund Class N Shares After Taxes on Distributions and Sales	[2]	10.09%	15.82%	[1]
S&P 500 TR Index		15.06%	19.74%	[1]
[1]	Select Appreciation Fund commenced operations on October 1, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Shelter Fund
RISK/RETURN
Investment Objective:
The Fund's primary investment objective is limiting the impact of large equity market declines. The Fund's secondary investment objective is growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Shelter Fund The Shelter Fund Class N
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.34%
Acquired Fund Fees and Expenses (Underlying Funds)	[2]	0.17%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver	[3]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver		1.32%
[1]	Estimated.
[2]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through August 31, 201 2 , so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example (USD $)	1	3	5	10
The Shelter Fund The Shelter Fund Class N	134	459	806	1,785

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the recent fiscal year , the Fund’s portfolio turnover rate was 89 % of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in U.S. government zero coupon bonds, exchange traded funds (“ETFs”), open-end mutual funds and closed-end funds that each invest primarily in equity securities (common stock and securities convertible into common stock).  This group of ETFs and funds is referred to as "Underlying Funds."  Equity securities, whether purchased directly or indirectly through Underlying Funds, are not restricted by issuer capitalization or country.  The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objectives by using a variety of strategies.  CLS will seek to "shelter" the Fund's portfolio from large equity market declines by investing a portion of the Fund's assets for protection in U.S. Government zero coupon bonds.  CLS will use the following principal investment strategies:

  Using a dynamic allocation model to determine what portion of the Fund’s portfolio should be invested for growth of capital and what portion of the Fund’s portfolio should be sheltered by investing for protection.

  Investing the protection portion of the Fund’s portfolio in U.S. Government zero coupon bonds in order to reduce the impact of large equity market declines.

  Investing the growth of capital portion of the Fund’s portfolio in (i) Underlying Funds that seek capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation.  The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund.  These investments may include smaller and medium capitalization companies.

Allocation of Fund assets between growth of capital and the protection portion is influenced by:

  The current market prices of the Fund’s investments – as prices decline, the more likely the Fund will invest assets in the protection portfolio.

  The current level of market volatility – the more volatile the markets, the more likely the Fund will invest assets in the protection portfolio.

  The current level of interest rates – the lower the interest rates, the more likely the Fund will invest assets in the protection portfolio.

CLS, using its dynamic allocation model process, will allocate some or all of the Fund’s assets back from the protection portfolio to the growth of capital portfolio in three different circumstances.  First, CLS has discretion to move a portion of the portfolio back in the equity market based on fundamental and technical factors.  Fundamental factors include an analysis of price/earnings ratio, expected earnings growth and other measures tied to economic influences.  Technical factors include an analysis of historical security price movements such as trend analysis, relative strength, volatility and other measures derived from past prices.  Second, each quarter between 2% and 5% of the Fund’s portfolio will automatically be reinvested into the equity market.  Third, changes in the equity market level, volatility, and interest rates will cause additional assets to be reinvested in the growth of capital portfolio.  CLS projects that the maximum risk level (as measured by return volatility) will be similar to a portfolio invested in a globally diversified equity portfolio composed of 60% large-cap U.S. stocks, 20% small- to mid-cap U.S. stocks and 20% international stocks.

CLS actively manages the growth of capital portion of the Fund’s portfolio by increasing or decreasing the Fund’s investment in particular equity asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income.  CLS may sell an investment in the growth of capital portion of the Fund’s portfolio if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Investment Risks of the Fund:

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund invests.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

  Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

  Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The risk level of the Fund will vary significantly with moves between the growth of capital and protection portfolios. CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.  The risk level of the Fund will vary significantly with moves between the growth and protection portfolios.

  Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time.  The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets.  The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

  Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

  U.S. Government Zero Coupon Risk:  When the Fund invests in U.S. government zero coupon bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.  Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.

  Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

The year-to-date return of Class N Shares for the six-month period ended June 30, 2011 was 4.23%. During the period shown in the bar chart, the highest return for a quarter was 8.84% (quarter ended December 31, 2010) and the lowest return for a quarter was (7.36)% (quarter ended June 30, 2010) .

AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2010)
Average Annual Total Returns The Shelter Fund		1 Year	Since Inception		Inception Date
The Shelter Fund Class N		9.28%	9.25%	[1]	Dec. 30, 2009
The Shelter Fund Class N After Taxes on Distributions	[2]	9.21%	9.18%	[1]
The Shelter Fund Class N After Taxes on Distributions and Sales	[2]	7.89%	7.86%	[1]
S&P 500™ Index		15.06%	13.87%	[1]
Barclays Capital U.S. 1-3 Year U.S. Treasury		2.40%	2.30%	[1]
[1]	Shelter Fund commenced operation on December 30, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.